FINANCIAL RISK MANAGEMENT - Assets and Liabilities by Currencies (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of financial risks management [Line Items]
Cash and due from banks	S/ 36,752,994	S/ 25,986,762
Cash collateral, reverse repurchase agreements and securities borrowings	2,394,302	4,288,524
At fair value through profit or loss	6,467,471	3,850,762
At fair value through other comprehensive income	43,743,889	26,202,723
Available-for-sale	42,831,258	25,370,413
Amortized cost	2,196,220	1,907,738
Loans	127,761,125	110,485,717
Financial assets designated at fair value through profit or loss	823,270	620,544
Other assets	3,038,053	2,792,968
Total monetary assets	237,406,163	187,859,340		S/ 177,263,000
Deposits and obligations	(142,365,502)	(112,005,385)
Payables from repurchase agreements and security Lendings	(27,923,617)	(7,678,016)
Due to bank and correspondents	(5,978,257)	(8,841,732)
Lease liabilities	(750,578)	(830,153)	S/ (852,800)
Financial liabilities at fair value through profit or loss	(561,602)	(493,700)
Technical reserves for claims and insurance premiums	(11,675,076)	(9,950,233)
Bonds and notes issued	(16,319,407)	(14,946,363)
Other liabilities	(5,487,159)	(5,481,288)
Total monetary liabilities	(211,960,516)	(161,113,030)		S/ (152,997,000)
Forwards position, net	(1,767)	66,635
Currency swaps position, net	(1,800,687)	0
Cross currency swaps position, net	(964,467)	(152,545)
Options, net	0	0
Accounting hedge (investment abroad)	490,385	0
Net monetary position	13,316,753	18,010,123
Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	36,752,994	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowings	2,394,302	4,288,524
At fair value through profit or loss	6,467,471	3,850,762
At fair value through other comprehensive income	43,241,435	25,623,524
Amortized cost	4,962,382	3,477,046
Loans	127,761,125	110,485,717
Financial assets designated at fair value through profit or loss	823,270	620,544
Other assets	5,150,826	4,876,184
Total monetary assets	227,553,805	179,209,063
Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(142,365,502)	(112,005,385)
Payables from repurchase agreements and security Lendings	(27,923,617)	(7,678,016)
Due to bank and correspondents	(5,978,257)	(8,841,732)
Financial liabilities at fair value through profit or loss	(561,602)	(493,700)
Technical reserves for claims and insurance premiums	(11,675,076)	(9,950,233)
Bonds and notes issued	(16,319,407)	(14,946,363)
Other liabilities	(6,386,477)	(6,367,448)
Total monetary liabilities	(211,960,516)	(161,113,030)
Gains (losses) on net monetary position	15,593,289	18,096,033
Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(750,578)	(830,153)
The Soles [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	(36,268)	1,534,948
Currency swaps position, net	(2,854,724)	281,672
Cross currency swaps position, net	(1,229,834)	(787,355)
Options, net	(32,123)	25,071
Accounting hedge (investment abroad)	0	0
Net monetary position	12,333,460	17,384,387
The Soles [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	10,689,167	3,960,190
Cash collateral, reverse repurchase agreements and securities borrowings	0	150,009
At fair value through profit or loss	1,106,875	800,370
At fair value through other comprehensive income	32,423,989	18,221,102
Amortized cost	4,844,238	3,355,579
Loans	84,761,689	66,737,870
Financial assets designated at fair value through profit or loss	23,477	44,223
Other assets	1,524,882	2,055,836
Total monetary assets	135,374,317	95,325,179
The Soles [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(76,179,373)	(56,769,748)
Payables from repurchase agreements and security Lendings	(26,011,980)	(5,068,896)
Due to bank and correspondents	(4,158,523)	(3,798,717)
Financial liabilities at fair value through profit or loss	(87,715)	0
Technical reserves for claims and insurance premiums	(6,245,669)	(5,642,772)
Bonds and notes issued	(3,454,685)	(4,028,893)
Other liabilities	(2,492,261)	(3,541,350)
Total monetary liabilities	(118,887,908)	(78,995,128)
Gains (losses) on net monetary position	16,486,409	16,330,051
The Soles [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(257,702)	(144,752)
US Dollars [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	198,835	(1,351,414)
Currency swaps position, net	1,054,037	(281,672)
Cross currency swaps position, net	578,389	692,525
Options, net	32,123	(25,071)
Accounting hedge (investment abroad)	490,385	0
Net monetary position	319,978	149,989
US Dollars [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	24,030,096	20,762,648
Cash collateral, reverse repurchase agreements and securities borrowings	2,030,165	3,389,090
At fair value through profit or loss	3,531,911	1,053,925
At fair value through other comprehensive income	9,600,018	6,869,840
Amortized cost	89,095	100,299
Loans	33,998,843	35,598,141
Financial assets designated at fair value through profit or loss	799,793	576,321
Other assets	2,768,455	2,142,237
Total monetary assets	76,848,376	70,492,501
US Dollars [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(55,636,591)	(46,319,179)
Payables from repurchase agreements and security Lendings	(255,607)	(734,441)
Due to bank and correspondents	(1,454,565)	(4,709,610)
Financial liabilities at fair value through profit or loss	(340,774)	(94,475)
Technical reserves for claims and insurance premiums	(5,400,003)	(4,301,468)
Bonds and notes issued	(12,520,242)	(10,660,989)
Other liabilities	(2,864,519)	(1,951,682)
Total monetary liabilities	(78,882,167)	(69,376,880)
Gains (losses) on net monetary position	(2,033,791)	1,115,621
US Dollars [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(409,866)	(605,036)
Other Currency [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	(164,334)	(116,899)
Currency swaps position, net	0	0
Cross currency swaps position, net	(313,022)	(57,715)
Options, net	0	0
Accounting hedge (investment abroad)	0	0
Net monetary position	663,315	475,747
Other Currency [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	2,033,731	1,263,924
Cash collateral, reverse repurchase agreements and securities borrowings	364,137	749,425
At fair value through profit or loss	1,828,685	1,996,467
At fair value through other comprehensive income	1,217,428	532,582
Amortized cost	29,049	21,168
Loans	9,000,593	8,149,706
Financial assets designated at fair value through profit or loss	0	0
Other assets	857,489	678,111
Total monetary assets	15,331,112	13,391,383
Other Currency [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(10,549,538)	(8,916,458)
Payables from repurchase agreements and security Lendings	(1,656,030)	(1,874,679)
Due to bank and correspondents	(365,169)	(333,405)
Financial liabilities at fair value through profit or loss	(133,113)	(399,225)
Technical reserves for claims and insurance premiums	(29,404)	(5,993)
Bonds and notes issued	(344,480)	(256,481)
Other liabilities	(1,029,697)	(874,416)
Total monetary liabilities	(14,190,441)	(12,741,022)
Gains (losses) on net monetary position	1,140,671	650,361
Other Currency [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	S/ (83,010)	S/ (80,365)